Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2022 and 2021, by level, within the fair value hierarchy (in thousands):

	As of March 31, 2022				As of March 31, 2021
	Level 1	Level 2	Level 3	Balance as of March 31, 2022	Level 1	Level 2	Level 3	Balance as of March 31, 2021
Assets:
Money market funds	$1,297,844	$—	$—	$1,297,844	$1,420,597	$—	$—	$1,420,597
Investment in Datavant Class A units	—	—	193,963	193,963	—	—	—	—
Investment in Sio common shares	12,447	—	—	12,447	48,487	—	—	48,487
Investment in Arbutus common shares	115,765	—	—	115,765	53,325	—	—	53,325
Investment in Arbutus convertible preferred shares	—	—	—	—	—	76,037	—	76,037
Other investments	3,659	—	—	3,659	11,129	—	—	11,129

Total assets at fair value	$1,429,715	$—	$193,963	$1,623,678	$1,533,538	$76,037	$—	$1,609,575

Liabilities:
Debt issued by Dermavant to NovaQuest	$—	$—	$177,400	$177,400	$—	$—	$150,100	$150,100
Liability instruments measured at fair value (1)	18,019	—	26,893	44,912	—	—	67,893	67,893

Total liabilities at fair value	$18,019	$—	$204,293	$222,312	$—	$—	$217,993	$217,993

(1)
At March 31, 2022, Level 1 includes the fair value of the Public Warrants of $18.0 million, and Level 3 includes the fair value of the
Earn-Out
Shares of $9.2 million, Private Placement Warrants of $9.1 million, and other liability instruments issued of $8.6 million. At March 31, 2021, Level 3 includes the fair value of the Sumitomo Options of $62.4 million and other liability instrument issued of $5.5 million.

Schedule of Change IN Fair Value Of The Level 3 Assets
The changes in fair value of the Level 3 assets during the year ended March 31, 2022 were as follows (in thousands):

Balance at March 31, 2021	$—
Fair value of investment in Datavant at recognition date	224,147
Changes in fair value of investment in Datavant, included in net loss	(30,184)

Balance at March 31, 2022	$193,963

Schedule of change in the fair value of the derivative warrant liabilities
There were no Level 3 assets held during the year ended March 31, 2021.
The changes in fair value of the Level 3 liabilities during the years ended March 31, 2022 and 2021 were as follows (in thousands):

Balance at March 31, 2020	$191,473
Changes in fair value of debt and liability instruments, included in net loss	29,845
Liability instruments disposed due to deconsolidation of subsidiary	(3,325)

Balance at March 31, 2021	217,993

Fair value of liability instrument issued	38,634
Changes in fair value of debt and liability instruments, included in net loss	9,226
Settlements	(88)
Termination of DSP Options	(61,472)

Balance at March 31, 2022	$204,293

Private Placement Warrants [Member]
Schedule of Fair Value of Significant Unobservable Inputs Using Valuation Techniques
The fair value of the Private Placement Warrants issued as part of the Business Combination was calculated using the Monte Carlo simulation method under the income approach. The model was structured to incorporate the redemption features as discussed in Note 3, “Business Combination with MAAC” and the added restriction by which the Company cannot redeem the Private Warrants if the Reference Value is greater than $18.00. Significant unobservable inputs used to calculate the fair value of the Private Placement Warrants included the following:

Point Estimate Used
Input	As of March 31, 2022
Volatility	56.5%
Risk-free rate	2.43%
Term (in years)	4.50

Earnout Shares [Member]
Schedule of Fair Value of Significant Unobservable Inputs Using Valuation Techniques
The fair value of the
Earn-Out
Shares issued as part of the Business Combination was calculated using the Monte Carlo simulation method under the income approach. The model was structured to include the lock-up
periods to which the
Earn-Out
Shares are subject. Refer to Note 3, “Business Combination with MAAC” for additional details. Significant unobservable inputs used to calculate the fair value of the
Earn-Out
Shares included the following:

Point Estimate Used
Input	As of March 31, 2022
Volatility	82.3%
Risk-free rate	2.43%

Datavant [Member]
Schedule of Fair Value of Significant Unobservable Inputs Using Valuation Techniques
The Company elected the fair value option to account for the investment in Datavant. The estimate of fair value for this investment was determined using the income approach and implementation of the option pricing method (“OPM”). The OPM allows for the allocation of a company’s equity value among the various equity capital owners (preferred and common shareholders). The OPM uses the preferred shareholders’ liquidation preferences, participation rights, dividend policy, and conversion rights to determine how proceeds from a liquidity event shall be distributed among the various ownership classes at a future date. The fair value was calculated using significant unobservable inputs including the following:

Point Estimate Used
Input	As of March 31, 2022
Volatility	110.0%
Risk-free rate	1.62%

Sumitomo Options [Member]
Schedule of Fair Value of Significant Unobservable Inputs Using Valuation Techniques
Prior to termination in June 2021, the fair value of the options to acquire the Company’s interest in certain of its subsidiaries, which were granted to Sumitomo under the Sumitomo Transaction Agreement, was calculated using significant unobservable inputs including the following:

Range or Point Estimate Used
Input	As of March 31, 2021
Time to expiration (in years)	3.59
Risk-free rate	0.52%
Volatility	89.0% - 95.0%